COMMITMENTS AND CONTINGENCIES (Legal Claims) (Details)	1 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Syneron [Member] ILS	Apr. 29, 2012 Tensor [Member] USD ($)	Oct. 25, 2010 Product Liability [Member] Syneron, Inc. [Member] USD ($)	Aug. 31, 2010 Employment Agreement Breach [Member] USD ($)	Aug. 31, 2010 Employment Agreement Breach [Member] ILS	Aug. 31, 2010 Employment Agreement Breach [Member] Initial Preliminary Hearing [Member] USD ($)	Aug. 31, 2010 Employment Agreement Breach [Member] Initial Preliminary Hearing [Member] ILS	Aug. 31, 2010 Employment Agreement Breach [Member] Second Preliminary Hearing [Member] ILS	Nov. 30, 2011 Estetitek [Member] USD ($)
Loss Contingencies [Line Items]
Litigation settlement amount	$ 430,000
Obligation to litigation settlement	154,000									3,000,000
Damages sought			27,500,000			1,500,000	5,700,000	1,300,000	4,800,000
Damages sought, loss of profit											1,700,000
Damages sought, reputation					2,000,000						500,000
Damages paid		387,000		2,100,000
Accrual for litigation		$ 565,000